MFS(R) Mutual Funds
SEMIANNUAL REPORT 3/31/03

MFS(R) RESEARCH FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) RESEARCH FUND

A CORE EQUITY FUND COMPRISED OF OUR ANALYSTS' "BEST IDEAS"

Managed by a team of MFS equity analysts, all contributing their best ideas to the portfolio. The fund is designed to be broadly diversified with the flexibility to invest across sectors and market capitalizations.

The fund seeks long-term growth of capital and future income.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
TRUSTEES AND OFFICERS                             41
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      43
----------------------------------------------------
CONTACT INFORMATION                               44
----------------------------------------------------
ASSET ALLOCATION                                  45

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

As I write this letter in late April, the political situation in Iraq - which dominated headlines and investor sentiment for several months - appears to have stabilized. Investors are focusing once again on the underlying health of the global economy and wondering if the three-year downturn has ended. With the near-term direction of both stock and bond markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See market crises as opportunities.

THINK LONG TERM

In our view, markets have been moving largely on emotion for several months, in response to geopolitical uncertainty and economic news that has often been conflicting - positive one day and negative the next. On a rational basis, however, we think the long-term underpinnings of the markets look more positive in late April than they have since this downturn began. We think the outlook is encouraging for corporate earnings - a key driver of long-term market performance - and for the quality of those earnings.

After two years of generally declining earnings, we saw the first glimmer of broad-based growth in the third quarter of 2002. As companies reported first-quarter earnings in April of 2003, that trend seemed to be strengthening, albeit modestly. In addition, we think the quality of reported earnings has been improving, as corporate accounting has become more conservative in the wake of the corporate governance scandals of the past year.

BE DIVERSIFIED

If there is one key lesson to be learned from the past three difficult years, we think it is this: diversification works. While stocks suffered their worst performance since the 1970s, bonds performed relatively well in a weak economy, and government bonds were one of the best-performing asset classes over these past three years - a turn of events that few investors expected during the roaring bull market of the late 1990s.

Nobody knows which asset class will be the next to outperform - growth or value; small-cap, mid-cap, or large-cap; domestic or international; government bonds, corporate bonds, or high yield bonds. But we would suggest that the best way to invest is to be diversified. Historically, diversification has tended to smooth out the volatility of portfolio performance and allow investors to potentially benefit from whichever sector is in favor at a given time.

SEE MARKET CRISES AS OPPORTUNITIES

Although the Iraqi war seems to be over, there is still much in the news to make investors uncomfortable: geopolitical issues in the Middle East and North Korea, ongoing corporate layoffs and a weak job market, and volatile stock and bond markets. We would suggest, however, that times when investors have been most uncomfortable have presented some of the best opportunities for long-term investing. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that this period ushered in the bull market of the mid- to late 1990s.

We would suggest that in uncomfortable times it is especially important to have a long-term financial plan and to talk on a regular basis with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    April 25, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.


(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

MIXED MARKETS CONTINUE

Investor sentiment, corporate earnings, worries of war, and economic news all drove market performance during the period. In the fourth quarter of 2002, stock prices rebounded sharply, sparked by signs of improving economic activity and corporate earnings that were in line with expectations.

The rally, led by technology stocks, lasted for most of the fourth quarter of 2002 but proved to be short-lived as investors became increasingly concerned about Iraq and negative economic news in early 2003. Those concerns created an uncertain climate until the Iraqi war began on March 20. Early successes in the campaign pushed all other news aside, and stocks advanced dramatically. However, as the first quarter ended, the market gave back some of its late gains when investors appeared to shift their focus from the war to the economy's underlying weakness.

Fund performance trailed its benchmark, the Standard & Poor's 500 Stock Index (S&P 500), because the fund was defensively positioned going into the 2002 rally. The fund was significantly underweighted in technology throughout the period and therefore missed most of the positive performance generated by that group.

CONTRIBUTORS TO PERFORMANCE

Our avoidance of automobile stocks for the past six months was one of our best decisions. Stock prices in that group fell after months of pricing incentives negatively affected corporate revenues. Also, most of the car companies had underfunded pension liabilities that placed further strains on their balance sheets.

                                   ----------------------------------------
                                   TOP 5 STOCK HOLDINGS
                                   3/31/03

                                   WAL-MART STORES                     3.7%
                                   ----------------------------------------
                                   PFIZER                              3.7%
                                   ----------------------------------------
                                   CITIGROUP                           3.5%
                                   ----------------------------------------
                                   JOHNSON & JOHNSON                   3.3%
                                   ----------------------------------------
                                   EXXON MOBIL                         3.3%
                                   ----------------------------------------
                                   The fund is actively managed, and current
                                   holdings may be different.
                                   ----------------------------------------

Fund holdings in biotechnology companies performed well during the period. For example, the price of Genzyme rose when it became apparent that the company would be introducing two enzyme replacement therapies for the treatment of certain genetic disorders. Such therapies represent a small but very profitable market for the company.

DETRACTORS FROM PERFORMANCE

Technology and retail were the two sectors that detracted the most from fund performance. As discussed earlier, we did not own enough technology stocks during the market rallies. Retail stock prices declined in the fall when fears of a slowdown in consumer spending rose. Then, when holiday spending was weaker than expected, the group declined further. Sears was our biggest disappointment. The company had made good progress in improving its operating efficiencies, but problems in its credit card business turned out to be worse than expected. We sold the stock when its fundamentals deteriorated.

OPPORTUNITIES

Looking ahead, our analysts continue to favor pharmaceutical and biotechnology companies. Pharmaceutical stocks have been undervalued after a year of declining prices due to competition from generic drugs, patent challenges, weak pipelines of new drugs in development, and a slow approval process. We have seen signs of improvement in the group, including some positive patent challenge rulings and somewhat faster approvals. In biotechnology, we are attracted to a number of companies that are planning new product launches for 2003 that we believe will increase revenue growth.

Consumer staples companies, such as Pepsi, Gillette, and Procter & Gamble, are also still attractive to us. These companies have demonstrated to us an ability to generate steady earnings regardless of economic and market conditions.

Our analysts have found new opportunities among basic materials companies in economically sensitive industries such as chemicals, paper, metals, and mining. Many of these companies have curtailed supply and cut costs in the face of the economic slowdown. We believe that their earnings should rebound sharply if economic demand improves. In our view, most of our basic materials selections have reasonable earnings certainty and we think those earnings could provide some downside price protection while the sector waits for the overall economic environment to improve.

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

The committee of MFS research analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Antonelli.


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

--------------------------
Average annual
without sales charge
--------------------------

                      Class
     Share          inception
     class            date             6-mo            1-yr          3-yr          5-yr           10-yr

-----------------------------------------------------------------------------------------------------------
       A            10/13/71            --              -27.17%       -20.62%         -6.45%          7.30%
-----------------------------------------------------------------------------------------------------------
       B             9/7/93             --              -27.64%       -21.13%         -7.06%          6.60%
-----------------------------------------------------------------------------------------------------------
       C             1/3/94             --              -27.68%       -21.14%         -7.07%          6.63%
-----------------------------------------------------------------------------------------------------------
       I             1/2/97             --              -26.94%       -20.34%         -6.13%          7.53%
-----------------------------------------------------------------------------------------------------------
       R            12/31/02            --              -27.22%       -20.64%         -6.47%          7.29%
-----------------------------------------------------------------------------------------------------------
      529A           7/31/02            --              -27.27%       -20.66%         -6.48%          7.28%
-----------------------------------------------------------------------------------------------------------
      529B           7/31/02            --              -27.66%       -20.80%         -6.58%          7.23%
-----------------------------------------------------------------------------------------------------------
      529C           7/31/02            --              -27.60%       -20.78%         -6.57%          7.23%
-----------------------------------------------------------------------------------------------------------

--------------------------
Average annual
with sales charge
--------------------------

-----------------------------------------------------------------------------------------------------------
       A                                --              -31.35%       -22.17%         -7.55%          6.67%
-----------------------------------------------------------------------------------------------------------
       B                                --              -30.54%       -21.83%         -7.35%          6.60%
-----------------------------------------------------------------------------------------------------------
       C                                --              -28.41%       -21.14%         -7.07%          6.63%
-----------------------------------------------------------------------------------------------------------
      529A                              --              -31.45%       -22.21%         -7.58%          6.65%
-----------------------------------------------------------------------------------------------------------
      529B                              --              -30.41%       -21.46%         -6.86%          7.23%
-----------------------------------------------------------------------------------------------------------
      529C                              --              -28.29%       -20.78%         -6.57%          7.23%
-----------------------------------------------------------------------------------------------------------

I and R class shares do not have a sales charge. Please see Notes to Performance summary for more details.

--------------------------
Cumulative without
sales charge
--------------------------

     Share
     class                             6-mo            1-yr          3-yr          5-yr           10-yr
-----------------------------------------------------------------------------------------------------------
       A                              2.78%             -27.17%       -49.98%        -28.36%        102.27%
-----------------------------------------------------------------------------------------------------------
       B                              2.46%             -27.64%       -50.95%        -30.64%         89.52%
-----------------------------------------------------------------------------------------------------------
       C                              2.38%             -27.68%       -50.97%        -30.68%         90.01%
-----------------------------------------------------------------------------------------------------------
       I                              2.95%             -26.94%       -49.45%        -27.10%        106.76%
-----------------------------------------------------------------------------------------------------------
       R                              2.70%             -27.22%       -50.01%        -28.41%        102.13%
-----------------------------------------------------------------------------------------------------------
      529A                            2.70%             -27.27%       -50.05%        -28.47%        101.98%
-----------------------------------------------------------------------------------------------------------
      529B                            2.30%             -27.66%       -50.32%        -28.85%        100.89%
-----------------------------------------------------------------------------------------------------------
      529C                            2.38%             -27.60%       -50.28%        -28.79%        101.06%
-----------------------------------------------------------------------------------------------------------

--------------------------
Average Annual
--------------------------

Comparative indices

-----------------------------------------------------------------------------------------------------------
Average large-cap
core fund(1)                          3.27%             -25.76%       -17.33%         -5.00%          6.68%
------------------------------------------------------------------------------------------
Standard & Poor's
500 Stock Index(2)                    5.00%             -24.76%       -16.09%         -3.76%          8.52%
-----------------------------------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
(1) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(2) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

STANDARD & POOR'S 500 STOCK INDEX - A commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A SIGNIFICANT PORTION OF THE RETURNS THAT ARE LESS THAN ONE YEAR IS ATTRIBUTABLE TO THE RECEIPT OF A NON-RECURRING PAYMENT IN SETTLEMENT OF A CLASS ACTION LAWSUIT.

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes initially offered after class A shares includes the performance of the fund's class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

---------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 3/31/03
---------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 97.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Stocks - 88.4%
---------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.3%
---------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"(1)                                        331,000             $9,714,850
---------------------------------------------------------------------------------------------------

Aerospace - 1.2%
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                708,100            $33,670,155
---------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 6.5%
---------------------------------------------------------------------------------------------------
Bank of America Corp.                                                956,000            $63,899,040
---------------------------------------------------------------------------------------------------
Bank One Corp.                                                       388,100             13,436,022
---------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                618,200             13,482,942
---------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                        1,208,500             28,858,980
---------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                     645,500             16,479,615
---------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                 676,800             35,633,520
---------------------------------------------------------------------------------------------------
Wachovia Corp.                                                       207,400              7,066,118
---------------------------------------------------------------------------------------------------
                                                                                       $178,856,237
---------------------------------------------------------------------------------------------------
Biotechnology - 4.8%
---------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                          1,980,500            $74,486,605
---------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                       772,000             44,428,600
---------------------------------------------------------------------------------------------------
Genentech, Inc.(1)                                                   375,900             13,160,259
---------------------------------------------------------------------------------------------------
                                                                                       $132,075,464
---------------------------------------------------------------------------------------------------
Chemicals - 1.4%
---------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                       228,300             $9,458,469
---------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                   1,020,800             28,184,288
---------------------------------------------------------------------------------------------------
                                                                                        $37,642,757
---------------------------------------------------------------------------------------------------
Computer Software - 0.9%
---------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                    2,218,720            $24,070,893
---------------------------------------------------------------------------------------------------

Computer Software - Personal Computers - 2.5%
---------------------------------------------------------------------------------------------------
Microsoft Corp.                                                    2,812,100            $68,080,941
---------------------------------------------------------------------------------------------------

Computer Software - Services - 1.3%
---------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.(1)                                        756,600            $16,115,580
---------------------------------------------------------------------------------------------------
VERITAS Software Corp.(1)                                          1,140,800             20,055,264
---------------------------------------------------------------------------------------------------
                                                                                        $36,170,844
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.4%
---------------------------------------------------------------------------------------------------
Network Associates, Inc.(1)                                          210,900             $2,912,529
---------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                                  445,600              6,817,680
---------------------------------------------------------------------------------------------------
                                                                                         $9,730,209
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.0%
---------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                  216,900            $12,374,145
---------------------------------------------------------------------------------------------------
Gillette Co.                                                         606,000             18,749,640
---------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                 383,000             17,411,180
---------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                 693,300             61,738,365
---------------------------------------------------------------------------------------------------
                                                                                       $110,273,330
---------------------------------------------------------------------------------------------------
Containers - 1.0%
---------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(1)                                   2,004,200            $26,774,108
---------------------------------------------------------------------------------------------------

Electronics - 0.8%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                              450,298            $12,383,195
---------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                            353,300              9,634,491
---------------------------------------------------------------------------------------------------
                                                                                        $22,017,686
---------------------------------------------------------------------------------------------------
Energy - 2.0%
---------------------------------------------------------------------------------------------------
ConocoPhillips                                                       519,400            $27,839,840
---------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                            278,600             10,450,286
---------------------------------------------------------------------------------------------------
TXU Corp.                                                            853,300             15,231,405
---------------------------------------------------------------------------------------------------
                                                                                        $53,521,531
---------------------------------------------------------------------------------------------------
Entertainment - 3.3%
---------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.(1)                                           3,195,400            $34,702,044
---------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)                                413,200             14,015,744
---------------------------------------------------------------------------------------------------
MGM Mirage, Inc.(1)                                                  271,100              7,929,675
---------------------------------------------------------------------------------------------------
Viacom, Inc., "B"(1)                                                 962,686             35,157,293
---------------------------------------------------------------------------------------------------
                                                                                        $91,804,756
---------------------------------------------------------------------------------------------------
Financial Institutions - 10.3%
---------------------------------------------------------------------------------------------------
Charter One Financial, Inc.                                          538,980            $14,908,187
---------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                    2,717,186             93,607,057
---------------------------------------------------------------------------------------------------
Fannie Mae                                                           671,100             43,856,385
---------------------------------------------------------------------------------------------------
Freddie Mac                                                          816,900             43,377,390
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                            562,700             38,308,616
---------------------------------------------------------------------------------------------------
MBNA Corp.                                                         1,178,100             17,730,405
---------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                            821,000             29,063,400
---------------------------------------------------------------------------------------------------
                                                                                       $280,851,440
---------------------------------------------------------------------------------------------------
Financial Services - 1.1%
---------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                             1,483,700            $31,543,462
---------------------------------------------------------------------------------------------------

Food & Beverage Products - 4.0%
---------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                            681,200            $31,750,732
---------------------------------------------------------------------------------------------------
Kellogg Co.                                                          657,500             20,152,375
---------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                      1,462,300             58,492,000
---------------------------------------------------------------------------------------------------
                                                                                       $110,395,107
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.3%
---------------------------------------------------------------------------------------------------
Bowater, Inc.                                                        206,000             $7,652,900
---------------------------------------------------------------------------------------------------
International Paper Co.                                              825,200             27,891,760
---------------------------------------------------------------------------------------------------
                                                                                        $35,544,660
---------------------------------------------------------------------------------------------------
Healthcare - 0.2%
---------------------------------------------------------------------------------------------------
Caremark Rx, Inc.(1)                                                 277,900             $5,043,885
---------------------------------------------------------------------------------------------------

Industrial Gases - 0.4%
---------------------------------------------------------------------------------------------------
Praxair, Inc.                                                        203,600            $11,472,860
---------------------------------------------------------------------------------------------------

Insurance - 2.9%
---------------------------------------------------------------------------------------------------
Chubb Corp.                                                          156,200             $6,922,784
---------------------------------------------------------------------------------------------------
MetLife, Inc.                                                        808,460             21,327,175
---------------------------------------------------------------------------------------------------
The St. Paul Cos., Inc.                                              738,900             23,497,020
---------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "A"(1)                            946,642             13,338,186
---------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "B"(1)                          1,090,236             15,383,230
---------------------------------------------------------------------------------------------------
                                                                                        $80,468,395
---------------------------------------------------------------------------------------------------
Machinery - 0.8%
---------------------------------------------------------------------------------------------------
Deere & Co.                                                          547,100            $21,479,146
---------------------------------------------------------------------------------------------------

Medical & Health Products - 10.5%
---------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                      900,600            $51,469,290
---------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                              1,529,500             88,512,165
---------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                       3,135,825             97,712,307
---------------------------------------------------------------------------------------------------
Schering Plough Corp.                                              2,757,200             49,160,876
---------------------------------------------------------------------------------------------------
                                                                                       $286,854,638
---------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 2.1%
---------------------------------------------------------------------------------------------------
Genzyme Corp.(1)                                                     759,900            $27,698,355
---------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                                            246,400              7,562,016
---------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                      465,500             21,003,360
---------------------------------------------------------------------------------------------------
                                                                                        $56,263,731
---------------------------------------------------------------------------------------------------
Metals & Minerals - 0.2%
---------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                          308,000             $5,969,040
---------------------------------------------------------------------------------------------------

Oil Services - 1.2%
---------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                  470,168             $9,708,969
---------------------------------------------------------------------------------------------------
Halliburton Co.                                                      342,500              7,100,025
---------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                    438,300             16,659,783
---------------------------------------------------------------------------------------------------
                                                                                        $33,468,777
---------------------------------------------------------------------------------------------------
Oils - 3.4%
---------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                   118,200             $5,699,604
---------------------------------------------------------------------------------------------------
ExxonMobil Corp.                                                   2,482,938             86,778,683
---------------------------------------------------------------------------------------------------
                                                                                        $92,478,287
---------------------------------------------------------------------------------------------------
Printing & Publishing - 1.1%
---------------------------------------------------------------------------------------------------
New York Times Co.                                                   226,100             $9,756,215
---------------------------------------------------------------------------------------------------
Tribune Co.                                                          431,700             19,430,817
---------------------------------------------------------------------------------------------------
                                                                                        $29,187,032
---------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.3%
---------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                        406,600             $9,673,014
---------------------------------------------------------------------------------------------------

Restaurants & Lodging - 0.8%
---------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                                           264,100             $7,186,161
---------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                  695,100              8,070,111
---------------------------------------------------------------------------------------------------
Yum! Brands, Inc.(1)                                                314,100              7,642,053
---------------------------------------------------------------------------------------------------
                                                                                        $22,898,325
---------------------------------------------------------------------------------------------------
Retail - 8.4%
---------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.(1)                                          313,100             $6,230,690
---------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                   1,764,300             42,978,348
---------------------------------------------------------------------------------------------------
Kohl's Corp.(1)                                                      345,700             19,559,706
---------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                  255,900              7,912,428
---------------------------------------------------------------------------------------------------
Target Corp.                                                       1,375,200             40,238,352
---------------------------------------------------------------------------------------------------

Wal-Mart Stores, Inc.                                              1,880,700            $97,852,821
---------------------------------------------------------------------------------------------------
Walgreen Co.                                                         482,500             14,224,100
---------------------------------------------------------------------------------------------------
                                                                                       $228,996,445
---------------------------------------------------------------------------------------------------
Special Products & Services - 1.5%
---------------------------------------------------------------------------------------------------
3M Co.                                                               309,200            $40,205,276
---------------------------------------------------------------------------------------------------

Supermarkets - 0.7%
---------------------------------------------------------------------------------------------------
Kroger Co.(1)                                                      1,380,000            $18,147,000
---------------------------------------------------------------------------------------------------

Telecommunications - 5.0%
---------------------------------------------------------------------------------------------------
BellSouth Corp.                                                    2,177,200            $47,179,924
---------------------------------------------------------------------------------------------------
EchoStar Communications Corp.(1)                                   1,092,300             31,545,624
---------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                       1,619,900             57,263,465
---------------------------------------------------------------------------------------------------
                                                                                       $135,989,013
---------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.2%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                               342,000             $4,439,160
---------------------------------------------------------------------------------------------------

Tobacco - 0.9%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                   856,500            $25,660,740
---------------------------------------------------------------------------------------------------

Utilities - Electric - 0.7%
---------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                             137,200             $7,596,764
---------------------------------------------------------------------------------------------------
Public Service Enterprise Group                                      292,900             10,746,501
---------------------------------------------------------------------------------------------------
                                                                                        $18,343,265
---------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                    $2,419,776,459
---------------------------------------------------------------------------------------------------

Foreign Stocks - 9.1%
---------------------------------------------------------------------------------------------------
Bermuda - 2.4%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)(1)                           737,700            $11,434,350
---------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                               1,073,400             31,074,930
---------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                          324,100             22,939,798
---------------------------------------------------------------------------------------------------
                                                                                        $65,449,078
---------------------------------------------------------------------------------------------------
Canada - 0.9%
---------------------------------------------------------------------------------------------------
Encana Corp. (Utilities - Gas)                                       747,100            $24,279,606
---------------------------------------------------------------------------------------------------

Netherlands - 1.0%
---------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                              1,396,790            $26,399,331
---------------------------------------------------------------------------------------------------

Switzerland - 0.8%
---------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Beverage Products)                                69,341            $13,706,286
---------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                              185,775              8,456,174
---------------------------------------------------------------------------------------------------
                                                                                        $22,162,460
---------------------------------------------------------------------------------------------------
United Kingdom - 4.0%
---------------------------------------------------------------------------------------------------
BHP Billiton PLC (Metals & Mining)                                 4,476,300            $22,407,229
---------------------------------------------------------------------------------------------------
BP Amoco PLC (Oils)(1)                                             6,541,700             41,449,127
---------------------------------------------------------------------------------------------------
Rio Tinto Group (Metals & Mining)(1)                                 784,200             14,599,916
---------------------------------------------------------------------------------------------------
Unilever PLC (Consumer Products)                                     947,900              8,771,419
---------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)(1)                            847,900             23,486,830
---------------------------------------------------------------------------------------------------
                                                                                       $110,714,521
---------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $249,004,996
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,763,344,065)                                       $2,668,781,455
---------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.8%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
---------------------------------------------------------------------------------------------------
Citigroup, Inc., due 4/01/03                                          $3,120             $3,120,000
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Bank, due 4/01/03                          12,628             12,628,000
---------------------------------------------------------------------------------------------------
General Electric Co., due 4/01/03                                     59,696             59,696,000
---------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., due 4/01/03                                   681                681,000
---------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                         $76,125,000
---------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.0%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                     105,122,716           $105,122,716
---------------------------------------------------------------------------------------------------
UBS Warburg LLC, 1.40%, due 4/01/03                                3,969,860              3,969,860
---------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                              $109,092,576
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,948,561,641)                                  $2,853,999,031
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.3)%                                                (116,436,903)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $2,737,562,128
---------------------------------------------------------------------------------------------------
(1) Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 3/31/03

ASSETS
Investments, at value, including $105,856,926 of
securities on loan (identified cost, $2,948,561,641)        $2,853,999,031
---------------------------------------------------------------------------------------------------
Cash                                                                   538
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                 47,210,455
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                 13,015,769
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                3,364,061
---------------------------------------------------------------------------------------------------
Other assets                                                    15,789,870
---------------------------------------------------------------------------------------------------
Total assets                                                                         $2,933,379,724
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $42,082,241
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                              43,467,212
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                     109,092,576
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    96,609
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   24,632
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                     144,892
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 3,745
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             905,689
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $195,817,596
---------------------------------------------------------------------------------------------------
Net assets                                                                           $2,737,562,128
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                             $4,586,850,012
---------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                (94,554,370)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                               (1,761,419,506)
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                6,685,992
---------------------------------------------------------------------------------------------------
Total                                                                                $2,737,562,128
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               205,378,729
---------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                $1,361,081,197
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            99,359,876
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $13.70
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.70)                                                $14.54
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                $1,041,275,504
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            80,528,762
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.93
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                  $259,265,000
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            20,043,602
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.94
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $75,750,504
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             5,431,923
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $13.95
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                        $4,848
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                   354
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $13.69
---------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                       $28,482
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2,082
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $13.68
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.68)                                                $14.51
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $90,083
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 6,982
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $12.90
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $66,510
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 5,148
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $12.92
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529A, Class 529B, and Class 529C shares.

See notes to financial statements.

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDED 3/31/03

NET INVESTMENT INCOME (LOSS)
Income
--------------------------------------------------------------------------------------------------
  Dividends                                                    $26,285,252
--------------------------------------------------------------------------------------------------
  Interest                                                         793,065
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (181,529)
--------------------------------------------------------------------------------------------------
Total investment income                                                                $26,896,788
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                $6,451,667
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                            22,500
--------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                1,500,388
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                         2,659,905
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                         5,716,956
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                         1,438,266
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 6
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             29
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            436
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            157
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                      21
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                     109
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                      39
--------------------------------------------------------------------------------------------------
  Administrative fee                                               114,297
--------------------------------------------------------------------------------------------------
  Custodian fee                                                    557,584
--------------------------------------------------------------------------------------------------
  Printing                                                          56,118
--------------------------------------------------------------------------------------------------
  Postage                                                          181,039
--------------------------------------------------------------------------------------------------
  Auditing fees                                                     19,000
--------------------------------------------------------------------------------------------------
  Legal fees                                                        11,335
--------------------------------------------------------------------------------------------------
  Transfer agent                                                   612,280
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                  1,212,305
--------------------------------------------------------------------------------------------------
Total expenses                                                 $20,554,437
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                            (568,917)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           $19,985,520
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $6,911,268
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                    $(344,351,303)
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (36,134)
--------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                         $(344,387,437
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)

-------------------------------------------------------------------------------------------------
  Investments                                                 $419,265,913
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                       (29,850)
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                           $419,236,063
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                       $74,848,626
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $81,759,894
--------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                              SIX MONTHS                 YEAR
                                                                 ENDED                   ENDED
                                                                3/31/03                 9/30/02
                                                              (UNAUDITED)

OPERATIONS

Net investment gain (loss)                                      $6,911,268             $(6,153,011)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                  (344,387,437)           (760,726,378)
---------------------------------------------------------   --------------         ----------------
Net unrealized gain (loss) on investments and foreign
currency translation                                           419,236,063              (8,754,927)
---------------------------------------------------------   --------------         ----------------
Increase (decrease) in net assets from operations              $81,759,894           $(775,634,316)
---------------------------------------------------------   --------------         ----------------
Net decrease in net assets from fund share transactions      $(326,344,555)          $(877,389,732)
---------------------------------------------------------   --------------         ----------------
Total decrease in net assets                                 $(244,584,661)        $(1,653,024,048)
---------------------------------------------------------   --------------         ----------------

NET ASSETS

At beginning of period                                      $2,982,146,789          $4,635,170,837
---------------------------------------------------------------------------------------------------
At end of period (including undistributed net
investment income and accumulated net investment loss
of $6,685,992 and $225,276, respectively)                   $2,737,562,128          $2,982,146,789
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                                                                  YEAR ENDED 9/30
                              SIX MONTHS            ---------------------------------------------------------------------------
                                ENDED
                               3/31/03             2002              2001             2000               1999            1998
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $13.33              $16.73            $31.40            $25.58            $21.45           $22.69
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS(4)

  Net investment
  income (loss)                $0.05               $0.03            $(0.00)(3)        $(0.05)           $(0.02)           $0.05
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency              0.32               (3.43)           (11.15)             8.01              5.10            (0.30)
---------------------------   ------             -------           -------           -------           -------           ------
Total from investment
operations                     $0.37              $(3.40)          $(11.15)            $7.96             $5.08           $(0.25)
---------------------------   ------             -------           -------           -------           -------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized
  gain on investments
  and foreign currency
  transactions                   $--                 $--            $(3.42)           $(2.14)           $(0.95)          $(0.99)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  realized gain on
  investments and
  foreign currency
  transactions                    --                  --             (0.10)               --                --               --
---------------------------   ------             -------           -------           -------           -------           ------
  Total distributions
  declared to
  shareholders                   $--                 $--            $(3.52)           $(2.14)           $(0.95)          $(0.99)
---------------------------   ------             -------           -------           -------           -------           ------
Net asset value, end
of period                     $13.70              $13.33            $16.73            $31.40            $25.58           $21.45
---------------------------   ------             -------           -------           -------           -------           ------
Total return (%)(6)             2.78(2)(7)        (20.32)           (38.83)            32.45             24.09            (0.89)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                     1.06(1)             1.08              0.99              0.96              0.98             0.91
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          0.76(1)             0.20             (0.01)            (0.16)            (0.06)            0.23
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                47                  99                91                95                93               81
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period
(000 Omitted)             $1,361,081          $1,492,299        $2,213,955        $3,795,327        $3,061,563       $2,611,866
-------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share amount was less than $0.01.
(4) Per share data are based on average shares outstanding.
(5) Ratios do not reflect reductions from fees paid indirectly.
(6) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(7) The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended March 31, 2003 would have been 2.25%. See notes to financial statements.

Financial Highlights - continued

                              SIX MONTHS                                          YEAR ENDED 9/30
                                ENDED              ---------------------------------------------------------------------------
                               3/31/03             2002              2001             2000               1999            1998
CLASS B                      (UNAUDITED)

Net asset value,
beginning of period           $12.62              $15.95            $30.09            $24.74            $20.90           $22.16
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(3)

  Net investment
  income (loss)                $0.01              $(0.08)           $(0.15)           $(0.23)           $(0.18)          $(0.10)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency              0.30               (3.25)           (10.65)             7.72              4.97            (0.28)
---------------------------   ------             -------           -------           -------           -------           ------
Total from investment
operations                     $0.31              $(3.33)          $(10.80)            $7.49             $4.79           $(0.38)
---------------------------   ------             -------           -------           -------           -------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized
  gain on investments
  and foreign currency
  transactions                   $--                 $--            $(3.25)           $(2.14)           $(0.95)          $(0.88)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  realized gain on
  investments and
  foreign currency
  transactions                    --                  --             (0.09)               --                --               --
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions
  declared to
  shareholders                   $--                 $--            $(3.34)           $(2.14)           $(0.95)          $(0.88)
---------------------------   ------             -------           -------           -------           -------           ------
Net asset value, end
of period                     $12.93              $12.62            $15.95            $30.09            $24.74           $20.90
---------------------------   ------             -------           -------           -------           -------           ------
Total return (%)                    (2)<5
                                2.46>             (20.88)           (39.23)            31.60             23.31            (1.54)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                     1.71(1)             1.73              1.64              1.61              1.63             1.56
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          0.11(1)            (0.45)            (0.66)            (0.81)            (0.71)           (0.42)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                47                  99                91                95                93               81
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period
(000 Omitted)             $1,041,276          $1,172,864        $1,896,352        $3,455,142        $2,753,935       $2,237,570
-------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended March 31, 2003 would have been 1.90%.

See notes to financial statements.

Financial Highlights - continued

                              SIX MONTHS                                          YEAR ENDED 9/30
                                ENDED              ---------------------------------------------------------------------------
                               3/31/03             2002              2001             2000               1999            1998
CLASS C                      (UNAUDITED)
Net asset value,
beginning of period           $12.63              $15.95            $30.11            $24.75            $20.92           $22.17
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(3)

  Net investment
  income (loss)                $0.01              $(0.08)           $(0.15)           $(0.23)           $(0.18)          $(0.10)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency              0.30               (3.24)           (10.66)             7.73              4.96            (0.27)
---------------------------   ------             -------           -------           -------           -------           ------
Total from investment
operations                     $0.31              $(3.32)          $(10.81)            $7.50             $4.78           $(0.37)
---------------------------   ------             -------           -------           -------           -------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized
  gain on investments
  and foreign currency
  transactions                   $--                 $--            $(3.26)           $(2.14)           $(0.95)          $(0.88)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  realized gain on
  investments and
  foreign currency
  transactions                    --                  --             (0.09)               --                --               --
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions
  declared to
  shareholders                   $--                 $--            $(3.35)           $(2.14)           $(0.95)          $(0.88)
---------------------------   ------             -------           -------           -------           -------           ------
Net asset value, end
of period                     $12.94              $12.63            $15.95            $30.11            $24.75           $20.92
---------------------------   ------             -------           -------           -------           -------           ------
Total return (%)                    (2)<5
                                2.38>             (20.82)           (39.25)            31.58             23.35            (1.51)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                     1.71(1)             1.73              1.64              1.61              1.63             1.56
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          0.11(1)            (0.45)            (0.66)            (0.81)            (0.71)           (0.42)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                47                  99                91                95                93               81
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period
(000 Omitted)               $259,265            $297,647          $513,120          $910,205          $699,816         $563,505
-------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended March 31, 2003 would have been 1.82%.

See notes to financial statements.

Financial Highlights - continued

                              SIX MONTHS                                          YEAR ENDED 9/30
                                ENDED              ---------------------------------------------------------------------------
                               3/31/03             2002              2001             2000               1999            1998
CLASS I                      (UNAUDITED)

Net asset value,
beginning of period           $13.54              $16.94            $31.76            $25.77            $21.52           $22.75
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(3)

  Net investment
  income                       $0.08               $0.10             $0.08             $0.06             $0.07            $0.13
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency              0.33               (3.50)           (11.28)             8.07              5.13            (0.31)
---------------------------   ------             -------           -------           -------           -------           ------
Total from investment
operations                     $0.41              $(3.40)          $(11.20)            $8.13             $5.20           $(0.18)
---------------------------   ------             -------           -------           -------           -------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized
  gain on investments
  and foreign currency
  transactions                   $--                 $--            $(3.52)           $(2.14)           $(0.95)          $(1.05)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  realized gain on
  investments and
  foreign currency
  transactions                    --                  --             (0.10)               --                --               --
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions
  declared to
  shareholders                   $--                 $--            $(3.62)           $(2.14)           $(0.95)          $(1.05)
---------------------------   ------             -------           -------           -------           -------           ------
Net asset value, end
of period                     $13.95              $13.54            $16.94            $31.76            $25.77           $21.52
---------------------------   ------             -------           -------           -------           -------           ------
Total return (%)                2.95(2)(5)        (20.07)           (38.61)            32.90             24.59            (0.55)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                     0.71(1)             0.73              0.64              0.61              0.63             0.56
-------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.15(1)             0.55              0.34              0.20              0.29             0.57
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                47                  99                91                95                93               81
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)         $75,751             $19,244           $11,744           $20,919           $19,488          $17,551
-------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Not annualized.
(3) Per share data are based on average shares outstanding.
(4) Ratios do not reflect reductions from fees paid indirectly.
(5) The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended March 31, 2003 would have been 2.44%.

See notes to financial statements.

                                                              PERIOD ENDED
                                                                3/31/03(1)
                                                               (UNAUDITED)

CLASS R

Net asset value, beginning of period                               $14.14
-------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS(4)

  Net investment income                                             $0.02
-------------------------------------------------------------------------
  Net realized and unrealized loss on investments and
  foreign currency                                                  (0.47)
---------------------------------------------------------------   -------
Total from investment operations                                   $(0.45)
---------------------------------------------------------------   -------
Net asset value, end of period                                     $13.69
---------------------------------------------------------------   -------
Total return (%)                                                    (3.18)(3)(6)
-------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                                          1.21(2)
-------------------------------------------------------------------------
Net investment income                                                0.61(2)
-------------------------------------------------------------------------
Portfolio turnover                                                     47
-------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $5
-------------------------------------------------------------------------

(1) For the period from the inception of Class R shares, December 31, 2002, through March 31, 2003.
(2) Annualized.
(3) Not annualized.
(4) Per share data are based on average shares outstanding.
(5) Ratios do not reflect reductions from fees paid indirectly.
(6) The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended March 31, 2003 would have been (3.68)%.

See notes to financial statements.

Financial Highlights - continued

                                SIX MONTHS         PERIOD         SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                                  ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                                 3/31/03         9/30/02(1)         3/31/03        9/30/02(1)         3/31/03        9/30/02(1)
                               (UNAUDITED)                        (UNAUDITED)                       (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                        CLASS 529A                         CLASS 529B                        CLASS 529C
Net asset value,
beginning of period               $13.32            $14.64            $12.61            $13.88           $12.62          $13.89
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(5)

  Net investment income
  (loss)                           $0.04             $0.01            $(0.01)            $0.00(4)         $0.00(4)        $0.00(4)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                  0.32             (1.33)             0.30             (1.27)            0.30           (1.27)
-------------------------------   ------           -------           -------           -------          -------           ------
Total from investment
operations                         $0.36            $(1.32)            $0.29            $(1.27)           $0.30          $(1.27)
-------------------------------   ------           -------           -------           -------          -------           ------
Net asset value, end
of period                         $13.68            $13.32            $12.90            $12.61           $12.92          $12.62
-------------------------------   ------           -------           -------           -------          -------           ------
Total return (%)(3)                 2.70(7)          (9.02)             2.30(7)          (9.15)            2.38(7)        (9.14)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(2)(6)                      1.31              1.33              1.96              1.98             1.96            1.98
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)(2)                           0.66              0.68             (0.12)             0.03             0.08            0.11
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    47                99                47                99               47              99
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)                 $28                $5               $90               $79              $67              $8
-------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the inception of Class 529 shares, July 31, 2002, through September 30, 2002.
(2) Annualized.
(3) Not annualized.
(4) Per share amount was less than $0.01.
(5) Per share data are based on average shares outstanding.
(6) Ratios do not reflect reductions from fees paid indirectly.
(7) The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended March 31, 2003 for Class 529A, Class 529B, and Class 529C would have been
    2.18%, 1.74%, and 1.82%, respectively.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JP Morgan Chase Bank ("JP Morgan"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and JP Morgan provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $436,822 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $132,095 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and real estate investment trusts.

The tax character of distributions declared for the years ended
September 30, 2002 and September 30, 2001 was as follows:

                                                    9/30/02            9/30/01
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                                       $--        $57,229,049
------------------------------------------------------------------------------
  Long-term capital gain                                 --        858,335,499
------------------------------------------------------------------------------
Total distributions declared                            $--       $915,564,548
------------------------------------------------------------------------------

As of September 30, 2002, the components of accumulated losses on a tax basis were as follows:

      Capital loss carryforward                     $(728,568,484)
      ------------------------------------------------------------
      Unrealized depreciation                        (530,331,333)
      ------------------------------------------------------------
      Other temporary differences                    (673,459,258)
      ------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on September 30, 2009, ($34,337,362) and September 30, 2010, ($694,231,122).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net increase of $2,984 as a result of the change in the fund's pension liability under this plan and a pension expense of $110,488 for inactive trustees for the six months ended March 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                     0.0175%
      ------------------------------------------------------------
      Next $2.5 billion                                    0.0130%
      ------------------------------------------------------------
      Next $2.5 billion                                    0.0005%
      ------------------------------------------------------------
      In excess of $7 billion                              0.0000%
      ------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $52,731 and $128 for the six months ended March 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

               CLASS A CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Distribution
Fee             0.10%   0.75%   0.75%   0.25%     0.25%     0.75%      0.75%
-------------------------------------------------------------------------------
Service Fee     0.25%   0.25%   0.25%   0.25%     0.25%     0.25%     0.25%
-------------------------------------------------------------------------------
Total
Distribution
Plan            0.35%   1.00%   1.00%   0.50%     0.50%     1.00%     1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended March 31, 2003, amounted to:

               CLASS A CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Service Fee
Retained
by MFD        $44,436  $4,672  $4,497    $--     $--        $--        $--
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended March 31, 2003, were as follows:

               CLASS A CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Total
Distribution
Plan            0.35%   1.00%   1.00%   0.50%     0.35%     1.00%     1.00%
-------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2003, were as follows:

                             CLASS A   CLASS B   CLASS C CLASS 529B CLASS 529C

Contingent Deferred Sales
Charges Imposed             $10,263  $1,030,169  $10,773    $--        $--
-------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%. Effective April 1, 2003, the fee, as a percentage of the fund's average daily net assets, will be 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,358,836,003 and $1,710,342,704, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                $2,973,329,192
      -------------------------------------------------------------
      Gross unrealized depreciation                   (238,857,159)
      -------------------------------------------------------------
      Gross unrealized appreciation                    119,526,998
      -------------------------------------------------------------
      Net unrealized depreciation                    $(119,330,161)
      -------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended                       Year ended
                                                3/31/03                             9/30/02
                                       SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES
Shares sold                           336,112,582     $4,726,174,416      340,255,244     $5,592,060,005
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (348,712,343)    (4,900,693,372)    (360,623,812)    (5,934,591,596)
-----------------------------------------------------------------------------------------------------------
Net decrease                          (12,599,761)     $(174,518,956)     (20,368,568)     $(342,531,591)
-----------------------------------------------------------------------------------------------------------

                                       SHARES            AMOUNT            SHARES            AMOUNT

CLASS B SHARES
Shares sold                             2,368,038        $31,488,780        6,348,423       $104,611,686
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (14,770,534)      (194,668,582)     (32,342,433)      (514,563,740)
-----------------------------------------------------------------------------------------------------------
Net decrease                          (12,402,496)     $(163,179,802)     (25,994,010)     $(409,952,054)
-----------------------------------------------------------------------------------------------------------

                                       SHARES            AMOUNT            SHARES            AMOUNT

CLASS C SHARES
Shares sold                             1,402,579        $18,656,939        3,100,147        $50,206,619
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (4,934,636)       (65,077,212)     (11,689,790)      (185,815,096)
-----------------------------------------------------------------------------------------------------------
Net decrease                           (3,532,057)      $(46,420,273)      (8,589,643)     $(135,608,477)
-----------------------------------------------------------------------------------------------------------

                                       SHARES            AMOUNT            SHARES            AMOUNT

CLASS I SHARES
Shares sold                             5,857,961        $83,632,620          875,472        $13,074,661
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,847,114)       (25,956,609)        (147,835)        (2,475,508)
-----------------------------------------------------------------------------------------------------------
Net increase                            4,010,847        $57,676,011          727,637        $10,599,153
-----------------------------------------------------------------------------------------------------------

                                              Period ended
                                               3/31/03(2)
                                       SHARES            AMOUNT

CLASS R SHARES
Shares sold                                   354             $5,000
-----------------------------------------------------------------------------------------------------------

                                            Six months ended                      Period ended
                                                3/31/03                            9/30/02(1)
                                       SHARES            AMOUNT            SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                 1,738            $24,630              359             $5,200
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (15)              (214)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                1,723            $24,416              359             $5,200
-----------------------------------------------------------------------------------------------------------

                                       SHARES            AMOUNT            SHARES            AMOUNT

CLASS 529B SHARES
Shares sold                                   705             $9,263            6,295            $89,038
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (18)              (250)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                  687             $9,013            6,295            $89,038
-----------------------------------------------------------------------------------------------------------

                                       SHARES            AMOUNT            SHARES            AMOUNT

CLASS 529C SHARES
Shares sold                                 4,493            $60,246              671             $8,999
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (16)              (210)               --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                4,477            $60,036              671             $8,999
-----------------------------------------------------------------------------------------------------------

(1) Commencement of operations for Classes 529, July 31, 2002.
(2) Commencement of operations for Class R, December 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $10,418 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust V, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/1/53)                      President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

DIRECTOR OF GLOBAL EQUITY RESEARCH
David A. Antonelli(1)

(1) MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
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WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                           MFR-SEM-5/03  324.7M